Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	VELA Funds
Entity Central Index Key	0001815493
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000234952
Shareholder Report [Line Items]
Fund Name	VELA Income Opportunities Fund
Class Name	Class A
Trading Symbol	VIOAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-833-399-1001
Additional Information Website	https://www.velafunds.com/strategies.html?stab=doc
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.11%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.11%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (March 31, 2022)
VELA Income Opportunities Fund - Class A	2.30%	1.33%
With Load*	-2.83%	-0.40%
50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index	6.19%	4.28%
Russell 3000® Index	7.22%	8.22%

* Total returns for periods less than 1 year are not annualized.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Mar. 31, 2022
AssetsNet	$ 32,284,186
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 80,167
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$32,284,186 Number of Portfolio Holdings126 Advisory Fee $80,167 Portfolio Turnover21%
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Johnson & Johnson	2.7%
Sysco Corp.	2.7%
Greenbrier Companies, Inc. (The)	2.6%
Medtronic PLC	2.5%
Suncor Energy, Inc.	2.0%
Flowers Foods, Inc.	1.9%
Copa Holdings, S.A. - Class A	1.9%
PepsiCo, Inc.	1.8%
MPLX LP	1.8%
Fidelity National Information Services, Inc.	1.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
U.S. Treasury Obligations	0.9%
Utilities	1.1%
Money Market Funds	1.8%
Materials	2.0%
Real Estate	2.5%
Communications	3.2%
Technology	4.6%
Energy	7.6%
Health Care	9.4%
Consumer Staples	9.8%
Consumer Discretionary	15.9%
Industrials	18.9%
Financials	21.6%

C000234953
Shareholder Report [Line Items]
Fund Name	VELA Income Opportunities Fund
Class Name	Class I
Trading Symbol	VIOIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-833-399-1001
Additional Information Website	https://www.velafunds.com/strategies.html?stab=doc
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.86%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (March 31, 2022)
VELA Income Opportunities Fund - Class I	2.55%	1.59%
Russell 3000® Index	7.22%	8.22%
50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index	6.19%	4.28%

* Total returns for periods less than 1 year are not annualized.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Mar. 31, 2022
AssetsNet	$ 32,284,186
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 80,167
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$32,284,186 Number of Portfolio Holdings126 Advisory Fee $80,167 Portfolio Turnover21%
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Johnson & Johnson	2.7%
Sysco Corp.	2.7%
Greenbrier Companies, Inc. (The)	2.6%
Medtronic PLC	2.5%
Suncor Energy, Inc.	2.0%
Flowers Foods, Inc.	1.9%
Copa Holdings, S.A. - Class A	1.9%
PepsiCo, Inc.	1.8%
MPLX LP	1.8%
Fidelity National Information Services, Inc.	1.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
U.S. Treasury Obligations	0.9%
Utilities	1.1%
Money Market Funds	1.8%
Materials	2.0%
Real Estate	2.5%
Communications	3.2%
Technology	4.6%
Energy	7.6%
Health Care	9.4%
Consumer Staples	9.8%
Consumer Discretionary	15.9%
Industrials	18.9%
Financials	21.6%

C000221920
Shareholder Report [Line Items]
Fund Name	VELA International Fund
Class Name	Class A
Trading Symbol	VEILX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-833-399-1001
Additional Information Website	https://www.velafunds.com/strategies.html?stab=doc
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	1.36%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.36%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (September 30, 2020)
VELA International Fund - Class A
Without Load	8.59%	9.22%
With Load	3.18%	7.97%
MSCI WORLD ex USA Index	5.30%	8.88%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.

Performance Inception Date	Sep. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.
AssetsNet	$ 55,700,038
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 191,807
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$55,700,038 Number of Portfolio Holdings55 Advisory Fee $191,807 Portfolio Turnover17%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Financials	6.0%
Health Care	7.0%
Communications	7.0%
Energy	7.3%
Industrials	10.3%
Money Market Funds	10.3%
Technology	10.4%
Consumer Discretionary	12.7%
Materials	14.1%
Consumer Staples	15.0%

C000221919
Shareholder Report [Line Items]
Fund Name	VELA International Fund
Class Name	Class I
Trading Symbol	VEITX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-833-399-1001
Additional Information Website	https://www.velafunds.com/strategies.html?stab=doc
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	1.11%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (September 30, 2020)
VELA International Fund - Class I	8.89%	9.54%
MSCI WORLD ex USA Index	5.30%	8.88%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.

Performance Inception Date	Sep. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.
AssetsNet	$ 55,700,038
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 191,807
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$55,700,038 Number of Portfolio Holdings55 Advisory Fee $191,807 Portfolio Turnover17%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Financials	6.0%
Health Care	7.0%
Communications	7.0%
Energy	7.3%
Industrials	10.3%
Money Market Funds	10.3%
Technology	10.4%
Consumer Discretionary	12.7%
Materials	14.1%
Consumer Staples	15.0%

C000221922
Shareholder Report [Line Items]
Fund Name	VELA Large Cap Plus Fund
Class Name	Class A
Trading Symbol	VELAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-833-399-1001
Additional Information Website	https://www.velafunds.com/strategies.html?stab=doc
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.22%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.22%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (September 30, 2020)
VELA Large Cap Plus Fund - Class A
Without Load	4.86%	13.49%
With Load	-0.40%	12.20%
Russell 1000® Index	7.82%	13.24%
Russell 3000® Index	7.22%	12.96%

* Total returns for periods less than 1 year are not annualized.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Sep. 30, 2020
AssetsNet	$ 66,948,151
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 212,336
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$66,948,151 Number of Portfolio Holdings119 Advisory Fee $212,336 Portfolio Turnover33%
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.1%
Alphabet, Inc. - Class A	4.0%
Amazon.com, Inc.	3.9%
Johnson & Johnson	3.5%
Berkshire Hathaway, Inc. - Class B	3.1%
Meta Platforms, Inc. - Class A	2.9%
Visa, Inc. - Class A	2.4%
Citigroup, Inc.	2.4%
MetLife, Inc.	2.3%
3M Co.	2.3%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	-2.1%
Purchased Options	1.3%
Materials	1.8%
Money Market Funds	3.0%
Consumer Staples	3.7%
Energy	5.4%
Communications	8.9%
Consumer Discretionary	12.9%
Industrials	13.2%
Financials	14.7%
Health Care	16.6%
Technology	20.6%

C000221921
Shareholder Report [Line Items]
Fund Name	VELA Large Cap Plus Fund
Class Name	Class I
Trading Symbol	VELIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-833-399-1001
Additional Information Website	https://www.velafunds.com/strategies.html?stab=doc
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.96%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.96%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (September 30, 2020)
VELA Large Cap Plus Fund - Class I	5.10%	13.76%
Russell 1000® Index	7.82%	13.24%
Russell 3000® Index	7.22%	12.96%

* Total returns for periods less than 1 year are not annualized.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Sep. 30, 2020
AssetsNet	$ 66,948,151
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 212,336
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$66,948,151 Number of Portfolio Holdings119 Advisory Fee $212,336 Portfolio Turnover33%
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.1%
Alphabet, Inc. - Class A	4.0%
Amazon.com, Inc.	3.9%
Johnson & Johnson	3.5%
Berkshire Hathaway, Inc. - Class B	3.1%
Meta Platforms, Inc. - Class A	2.9%
Visa, Inc. - Class A	2.4%
Citigroup, Inc.	2.4%
MetLife, Inc.	2.3%
3M Co.	2.3%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	-2.1%
Purchased Options	1.3%
Materials	1.8%
Money Market Funds	3.0%
Consumer Staples	3.7%
Energy	5.4%
Communications	8.9%
Consumer Discretionary	12.9%
Industrials	13.2%
Financials	14.7%
Health Care	16.6%
Technology	20.6%

C000246925
Shareholder Report [Line Items]
Fund Name	VELA Short Duration Fund
Class Name	Class A
Trading Symbol	VASDX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-833-399-1001
Additional Information Website	https://www.velafunds.com/strategies.html?stab=doc
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (December 15, 2023)
VELA Short Duration Fund - Class A
Without Load	5.29%	4.60%
With Load	-0.01%	0.50%
Bloomberg 1-3 Year US Government/Credit Index	5.61%	5.02%
Bloomberg U.S. Aggregate Bond Index	4.88%	3.63%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.

Performance Inception Date	Dec. 15, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.
AssetsNet	$ 30,518,193
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 39,096
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$30,518,193 Number of Portfolio Holdings126 Advisory Fee $39,096 Portfolio Turnover18%
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note	1.6%
United States Treasury Note	1.3%
Cantor Fitzgerald LP 144A	1.2%
Ford Motor Credit Co. LLC	1.2%
United States Treasury Note	1.2%
MGIC Investment Corp.	1.1%
CVS Pass Through Trust	1.1%
Antares Holdings LP 144A	1.1%
Winnebago Industries, Inc. 144A	1.1%
Oaktree Strategic Credit Fund	1.1%

Composition of Net Assets (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Asset Backed Securities	0.8%
Technology	1.2%
Collateralized Mortgage Obligations	1.4%
Money Market	1.6%
Communications	2.0%
Materials	2.1%
Utilities	2.1%
Health Care	2.5%
Consumer Staples	2.8%
Real Estate	4.0%
Energy	4.4%
Industrials	8.8%
Consumer Discretionary	12.2%
Financials	24.9%
U.S. Government & Agencies	28.3%

C000246926
Shareholder Report [Line Items]
Fund Name	VELA Short Duration Fund
Class Name	Class I
Trading Symbol	VESDX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-833-399-1001
Additional Information Website	https://www.velafunds.com/strategies.html?stab=doc
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (December 15, 2023)
VELA Short Duration Fund - Class I	5.60%	5.33%
Bloomberg 1-3 Year US Government/Credit Index	5.61%	5.02%
Bloomberg U.S. Aggregate Bond Index	4.88%	3.63%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.

Performance Inception Date	Dec. 15, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.
AssetsNet	$ 30,518,193
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 39,096
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$30,518,193 Number of Portfolio Holdings126 Advisory Fee $39,096 Portfolio Turnover18%
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note	1.6%
United States Treasury Note	1.3%
Cantor Fitzgerald LP 144A	1.2%
Ford Motor Credit Co. LLC	1.2%
United States Treasury Note	1.2%
MGIC Investment Corp.	1.1%
CVS Pass Through Trust	1.1%
Antares Holdings LP 144A	1.1%
Winnebago Industries, Inc. 144A	1.1%
Oaktree Strategic Credit Fund	1.1%

Composition of Net Assets (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Asset Backed Securities	0.8%
Technology	1.2%
Collateralized Mortgage Obligations	1.4%
Money Market	1.6%
Communications	2.0%
Materials	2.1%
Utilities	2.1%
Health Care	2.5%
Consumer Staples	2.8%
Real Estate	4.0%
Energy	4.4%
Industrials	8.8%
Consumer Discretionary	12.2%
Financials	24.9%
U.S. Government & Agencies	28.3%

C000221924
Shareholder Report [Line Items]
Fund Name	VELA Small Cap Fund
Class Name	Class A
Trading Symbol	VESAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-833-399-1001
Additional Information Website	https://www.velafunds.com/strategies.html?stab=doc
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.36%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.36%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (September 30, 2020)
VELA Small Cap Fund - Class A
Without Load	-3.00%	14.60%
With Load	-7.83%	13.29%
Russell 2000® Index	-4.01%	8.05%
Russell 3000® Index	7.22%	12.96%

* Total returns for periods less than 1 year are not annualized.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Sep. 30, 2020
AssetsNet	$ 109,616,472
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$109,616,472 Number of Portfolio Holdings56 Advisory Fee $0 Portfolio Turnover29%
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Kirby Corp.	5.1%
Hub Group, Inc. - Class A	3.8%
Graham Holdings Co., Class B	3.8%
Coca-Cola Consolidated, Inc.	3.6%
Axis Capital Holdings Ltd.	3.2%
Performance Food Group Co.	3.2%
Applied Industrial Technologies, Inc.	3.1%
Criteo S.A. - ADR	3.0%
Alamos Gold, Inc. - Class A	2.7%
Mama's Creations, Inc.	2.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	-0.5%
Real Estate	0.8%
Utilities	1.3%
Money Market Funds	2.1%
Communications	3.0%
Technology	5.9%
Energy	7.5%
Materials	8.6%
Health Care	8.6%
Consumer Discretionary	11.7%
Financials	12.8%
Consumer Staples	13.2%
Industrials	25.0%

C000221923
Shareholder Report [Line Items]
Fund Name	VELA Small Cap Fund
Class Name	Class I
Trading Symbol	VESMX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-833-399-1001
Additional Information Website	https://www.velafunds.com/strategies.html?stab=doc
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	1.11%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.11%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (September 30, 2020)
VELA Small Cap Fund- Class I	-2.77%	14.88%
Russell 2000® Index	-4.01%	8.05%
Russell 3000® Index	7.22%	12.96%

* Total returns for periods less than 1 year are not annualized.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Sep. 30, 2020
AssetsNet	$ 109,616,472
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$109,616,472 Number of Portfolio Holdings56 Advisory Fee $0 Portfolio Turnover29%
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Kirby Corp.	5.1%
Hub Group, Inc. - Class A	3.8%
Graham Holdings Co., Class B	3.8%
Coca-Cola Consolidated, Inc.	3.6%
Axis Capital Holdings Ltd.	3.2%
Performance Food Group Co.	3.2%
Applied Industrial Technologies, Inc.	3.1%
Criteo S.A. - ADR	3.0%
Alamos Gold, Inc. - Class A	2.7%
Mama's Creations, Inc.	2.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	-0.5%
Real Estate	0.8%
Utilities	1.3%
Money Market Funds	2.1%
Communications	3.0%
Technology	5.9%
Energy	7.5%
Materials	8.6%
Health Care	8.6%
Consumer Discretionary	11.7%
Financials	12.8%
Consumer Staples	13.2%
Industrials	25.0%